Warrants Liability (Details)						12 Months Ended
	Mar. 20, 2025 USD ($) shares	Mar. 20, 2025 CAD ($) shares	Apr. 25, 2024 USD ($) shares	Apr. 25, 2024 CAD ($) shares	Mar. 04, 2024 USD ($) $ / item $ / item shares	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($) shares	Mar. 04, 2024 CAD ($) $ / item shares	Oct. 25, 2022 USD ($) $ / item shares	Oct. 25, 2022 CAD ($) $ / shares $ / item shares
Warrants Liability [Line Items]
Expiry date									Apr. 25, 2024	Apr. 25, 2024
Proceeds from exercise of warrants						$ 7,857,044	$ 4,351,656
Recognized derivative liability						10,564,475	2,115,036
Total proceeds received in warrants						21,584,634	6,136,017
October 2022 Offering [Member]
Warrants Liability [Line Items]
Bought deal offering of warrants									$ 7,890,716	$ 10,762,650
Offering of warrants, sale of units (in Shares) | shares									4,783,400	4,783,400
Sale of warrants, price per unit (in Dollars per Item) | $ / item									2.25	2.25
Warrant exercise price (in Dollars per share) | $ / shares										$ 3.25
Issue date fair value of warrants (in Dollars per Share) | $ / shares										0.55
Derivative loss upon revaluation of warrants							$ 145,555
Outstanding subscription warrants (in Shares) | shares			2,391,700	2,391,700
Warrants outstanding, value
Proceeds from exercise of warrants			$ 5,702,773	$ 7,773,025
March 2024 Offering [Member]
Warrants Liability [Line Items]
Bought deal offering of warrants					$ 13,925,729			$ 18,900,000
Offering of warrants, sale of units (in Shares) | shares					4,500,000			4,500,000
Sale of warrants, price per unit (in Dollars per Item) | $ / item					4.2			4.2
Issue date fair value of warrants (in Dollars per Share) | $ / item					0.72			0.72
Number of shares subject to issuance for each warrants (in Shares) | shares					1
Shares subject to anti-dilution provision, price per share (in Dollars per Item) | $ / item					5.01
Subscription of warrants, closing price (in Dollars per Item) | $ / item					6
Consecutive trading days used for price calculation of warrants					20 days
Expiry days for subscription warrants					30 days
Recognized derivative liability						$ 10,564,475	$ 1,969,481
Exercised warrants (in Shares) | shares	2,250,000	2,250,000
Total proceeds received in warrants	$ 7,857,044	$ 11,272,500